Consolidated Statements of Earnings (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 28, 2014		Dec. 29, 2013		Dec. 30, 2012
Sales to customers	$ 74,331		$ 71,312		$ 67,224
Cost of products sold	22,746		22,342		21,658
Gross profit	51,585		48,970		45,566
Selling, marketing and administrative expenses	21,954		21,830		20,869
Research and development expense	8,494		8,183		7,665
In-process research and development	178		580		1,163
Interest income	(67)		(74)		(64)
Interest expense, net of portion capitalized (Note 4)	533		482		532
Other (income) expense, net	(70)		2,498		1,626
Earnings before provision for taxes on income	20,563	[1]	15,471	[2]	13,775	[3]
Provision for taxes on income (Note 8)	4,240		1,640		3,261
Net earnings	16,323		13,831		10,514
Add: Net loss attributable to noncontrolling interest	0		0		339
Net earnings attributable to Johnson & Johnson	$ 16,323		$ 13,831		$ 10,853
Net earnings per share attributable to Johnson & Johnson (Notes 1 and 15)
Basic	$ 5.80		$ 4.92		$ 3.94
Diluted	$ 5.70		$ 4.81		$ 3.86
Cash dividends per share	$ 2.76		$ 2.59		$ 2.40
Average shares outstanding (Notes 1 and 15)
Basic	2,815.2		2,809.2		2,753.3
Diluted	2,863.9		2,877.0		2,812.6

[1]	Includes net litigation expense of $1,253 million comprised of $907 million, $259 million and $87 million in the Medical Devices, Pharmaceutical and Consumer segments, respectively. Includes $178 million of in-process research and development expense, comprised of $147 million and $31 million in the Pharmaceutical and Medical Devices segments, respectively. The Medical Devices segment includes a net gain of $1,899 million from the divestiture of the Ortho-Clinical Diagnostics business, Synthes integration costs of $754 million and $126 million expense for the cost associated with the DePuy ASRTM Hip program. Includes an additional year of the Branded Prescription Drug Fee of $220 million in the Pharmaceutical segment.
[2]	Includes $2,276 million of net litigation expense comprised of $1,975 million and $301 million in the Medical Devices and Pharmaceutical segments, respectively. Includes $683 million of Synthes integration/transaction costs in the Medical Devices segment. Includes $580 million of in-process research and development expense, comprised of $514 million and $66 million in the Pharmaceutical and Medical Devices segments, respectively. The Medical Devices segment also includes $251 million expense for the cost associated with the DePuy ASRTM Hip program. Includes $98 million of income related to other adjustments comprised of $55 million and $43 million in the Consumer and Pharmaceutical segments, respectively.
[3]	Includes $1,218 million of net litigation expense comprised of $658 million and $560 million in the Pharmaceutical and Medical Devices segments, respectively. Includes $1,163 million of in-process research and development expense, comprised of $1,111 million and $52 million in the Pharmaceutical and Medical Devices segments, respectively. Includes $795 million of Synthes integration/transaction costs in the Medical Devices segment. Includes $909 million of asset write-downs and other adjustments, comprised of $499 million, $264 million and $146 million in the Pharmaceutical, Consumer and Medical Devices segments, respectively. The Medical Devices segment also includes $110 million expense for the cost associated with the DePuy ASR™ Hip program.